Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

September 2025	10/20/2025	28	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	28	SOFR +0.85%	10/10/2025	4.23367%	5.08%
Class B	6/22/26	06/20/2029	$54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds	$56,813,490.69
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds	$56,813,490.69

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$59.70	$59.70	$0.00	$0.00	$56,813,430.99
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$56,813,430.99
Asset Representations Reviewer Fee	$31.21	$31.21	$0.00	$0.00	$56,813,399.78
Supplemental ARR Fee	$124.82	$124.82	$0.00	$0.00	$56,813,274.96
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$56,812,024.96
Servicing Fee	$622,263.88	$622,263.88	$0.00	$0.00	$56,189,761.08
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$53,877,221.08
Class A-1b Note Interest	$691,943.97	$691,943.97	$0.00	$0.00	$53,185,277.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,185,277.11
Class B Note Interest	$207,554.17	$207,554.17	$0.00	$0.00	$52,977,722.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,977,722.94
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$52,823,760.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$52,823,760.44
Class R Interest	$52,823,760.44	$52,823,760.44	$0.00	$0.00	$0.00

Total	$56,813,490.69	$56,813,490.69	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$691,943.97	$0.00	$0.00	$691,943.97
Class B	$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,366,000.64	$0.00	$0.00	$3,366,000.64

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$3.95	$0.00	$3.95	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.21	$0.00	$4.21	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		$400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.